Related Party Transactions (Amounts Due from and Due to Related Parties) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 CMCC [Member] USD ($)	Dec. 31, 2013 CMCC [Member] CNY	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2013 Management [Member] USD ($)	Dec. 31, 2013 Management [Member] CNY	Dec. 31, 2012 Management [Member] CNY	Dec. 31, 2013 Phoenix TV Group [Member] USD ($)	Dec. 31, 2013 Phoenix TV Group [Member] CNY	Dec. 31, 2012 Phoenix TV Group [Member] CNY
Amounts due from related parties:
Accounts receivable from related party				$ 12,078	73,113	58,524
Due from related party										8,597	52,042	5,057
Staff advance							0	3	230
Total	20,675	125,158	63,811
Amounts due to related parties:
Due to related party				41	248	1,806				3,434	20,786	0
Total	$ 3,475	21,034	1,806